Related-Party Transactions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Capital expenditures	$ 5,504	$ 6,085	$ 5,575
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Capital expenditures	2,496	2,489	2,474
Virginia Electric and Power Company | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	144	144	143
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Capital expenditures	778	854	795
Dominion Energy Gas Holdings, LLC | Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 45	$ 49	$ 57